Selected Statement of Operations Data - Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 631,822	$ 731,904	$ 597,369
Total assets	653,318	747,483	628,341
Significant Reconciling Items [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	631,822	731,904	597,369
Assets not allocated to segments	$ 21,496	$ 15,579	$ 30,972